Additional Information to the Items of Profit or Loss (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other (income) expenses:
Other (income) expenses, net	$ 1	$ (8)	$ 961
Share-based payment [Member]
Other (income) expenses:
Other (income) expenses, net		26	1,005
Change in liability to the INATI [Member]
Other (income) expenses:
Other (income) expenses, net			(49)
Capital gain from sale of subsidiary [Member]
Other (income) expenses:
Other (income) expenses, net		(34)
Capital loss from sale of equipment [Member]
Other (income) expenses:
Other (income) expenses, net	$ 1		$ 5